INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Original amounts:
Finite-Lived Intangible Assets, Gross	$ 29,200	$ 154,181
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	24,280	77,311
Total	4,920	76,870	[1]
Capitalized Software Costs [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	8,055	92,259
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	7,902	53,744
Customer Relationship [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	17,523	47,048
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	13,160	16,390
Acquired Technology [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	0	6,871
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	0	3,998
Patents [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	0	1,234
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	0	51
Other Intangible Assets [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	3,622	6,769
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,218	$ 3,128

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).